Inventories (Tables)	12 Months Ended
Mar. 31, 2020
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Schedule of Inventories	Inventories consist of the following:

	As at March 31,
	2019		2020
Stores and spare parts	₹	677	₹	613
Finished and traded goods		3,274		1,252

	₹	3,951	₹	1,865